Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032073 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MIDAS DISCOVERY
Average Annual Return, Percent	195.76%	17.47%	17.26%
C000119766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MIDAS SPECIAL OPPORTUNITIES
Average Annual Return, Percent	29.87%	18.25%	15.32%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Benchmark (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	17.88%	14.42%	14.82%